Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents		$ 199,504	$ 361,777
Short-term investments		181,960	70,328
Accounts receivable, net		14,536	11,266
Inventories		374	480
Deferred tax assets		1,221	689
Due from related parties		1,097	45
Prepayments and other current assets		13,593	13,068
Total current assets		412,285	457,653
Non-current assets:
Long-term investments		40,792	11,319
Deferred tax assets		3,272	8,593
Property and equipment, net		21,016	18,036
Intangible assets, net		10,746	13,433
Goodwill		20,497	21,896
Other long-term prepayments and receivables		1,187	7,431
Total assets		509,795	538,361
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities (“VIE”)and its subsidiaries without recourse to the Company of USD 33,262 and USD 44,162 as of December 31, 2015 and 2016, respectively)		33,376	21,736
Due to a related party (including due to a related party of the consolidated VIE and its subsidiaries without recourse to the Company of USD 38 and USD 45 as of December 31, 2015 and 2016, respectively)		45	38
Deferred revenue and income, current portion (including deferred revenue and income, current portion of the consolidated VIE and its subsidiaries without recourse to the Company of USD 24,902 and USD 24,260 as of December 31, 2015 and 2016, respectively)		24,532	25,113
Income tax payable (including income tax payable of the consolidated VIE and its subsidiaries without recourse to the Company of USD 2,407 and USD 2,253 as of December 31, 2015 and 2016, respectively)		2,321	2,470
Accrued liabilities and other payables (including accrued liabilities and other payables of the consolidated VIE and its subsidiaries without recourse to the Company of USD 131,312 and USD 104,114 as of December 31, 2015 and 2016, respectively)		33,131	27,379
Total current liabilities		93,405	76,736
Non-current liabilities:
Deferred revenue and income, non-current portion (including deferred revenue and income, non-current portion of the consolidated VIE and its subsidiaries without recourse to the Company of USD 4,751 and USD 3,539 as of December 31, 2015 and 2016, respectively)	[1]	4,082	5,383
Deferred tax liabilities, non-current portion		635	6,378
Due to related parties, non-current portion		4,537	4,337
Other long-term payable		886	846
Total liabilities		103,545	93,680
Commitments and contingencies
Equity
Common shares ( USD0.00025 par value, 1,000,000,000 shares authorized, 368,877,209 shares issued and 339,319,115 shares outstanding as at December 31, 2015; 368,877,209 shares issued and 330,545,000 shares outstanding as at December 31, 2016)		83	85
Additional paid-in-capital		453,347	458,270
Accumulated other comprehensive loss		(13,629)	(4,152)
Statutory reserves		5,132	5,132
Treasury shares (29,558,094 shares and 38,332,209 shares as at December 31, 2015 and 2016, respectively)		9	7
Accumulated deficits		(36,704)	(12,593)
Total Xunlei Limited’s shareholders’ equity		408,238	446,749
Non-controlling interest		(1,988)	(2,068)
Total liabilities and shareholders’ equity		$ 509,795	$ 538,361

[1]	As of December 31, 2016, the non-current portion included membership subscription revenue of USD 820 thousand (2015: USD719 th0usand), government grants of USD2,719 thousand (2015: USD4,032 thousand), and reimbursement from the depositary of USD543 thousand (2015: USD632 thousand).